Condensed Consolidated Interim Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares par value (in Dollars per share)
Common stock, shares Authorized	1,000,000,000	1,000,000,000
Common stock, shares Issued	282,246,127	251,756,047
Common stock, shares outstanding	282,246,127	251,756,047